Information of Offsetting of Financial Assets and Financial Liabilities (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2015	Mar. 31, 2014
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets, Gross amounts recognized	[1]	¥ 12,679	¥ 9,880
Derivative assets, Gross amounts offset on the balance sheet	[1]	0	0
Derivative assets, Net amounts presented on the balance sheet	[1],[2]	12,679	9,880
Derivative assets, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(10,845)	(8,702)
Derivative assets, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	(662)	(406)
Derivative assets, Net amounts	[1]	1,172	772
Receivables under resale agreements, Gross amounts recognized	[1]	8,506	8,236
Receivables under resale agreements, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under resale agreements, Net amounts presented on the balance sheet	[1],[2]	8,506	8,236
Receivables under resale agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(8,462)	(8,200)
Receivables under resale agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Receivables under resale agreements, Net amounts	[1]	44	36
Receivables under securities borrowing transactions, Gross amounts recognized	[1]	4,007	4,990
Receivables under securities borrowing transactions, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under securities borrowing transactions, Net amounts presented on the balance sheet	[1],[2]	4,007	4,990
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(3,996)	(4,978)
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Receivables under securities borrowing transactions, Net amounts	[1]	11	12
Financial assets, Gross amounts recognized, Total	[1]	25,192	23,106
Financial assets, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial assets, Net amounts presented on the balance sheet, Total	[1],[2]	25,192	23,106
Financial assets, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[3],[4]	(23,303)	(21,880)
Financial assets, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[3]	(662)	(406)
Financial assets, Net amounts, Total	[1]	1,227	820
Derivative liabilities, Gross amounts recognized	[1]	12,306	9,648
Derivative liabilities, Gross amounts offset on the balance sheet	[1]	0	0
Derivative liabilities, Net amounts presented on the balance sheet	[1],[2]	12,306	9,648
Derivative liabilities, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(10,706)	(8,621)
Derivative liabilities, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	(561)	(431)
Derivative liabilities, Net amounts	[1]	1,039	596
Payables under repurchase agreements, Gross amounts recognized	[1]	19,494	16,690
Payables under repurchase agreements, Gross amounts offset on the balance sheet	[1]	0	0
Payables under repurchase agreements, Net amounts presented on the balance sheet	[1],[2]	19,494	16,690
Payables under repurchase agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(19,378)	(16,667)
Payables under repurchase agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Payables under repurchase agreements, Net amounts	[1]	116	23
Payables under securities lending transactions, Gross amounts recognized	[1]	2,246	6,085
Payables under securities lending transactions, Gross amounts offset on the balance sheet	[1]	0	0
Payables under securities lending transactions, Net amounts presented on the balance sheet	[1],[2]	2,246	6,085
Payables under securities lending transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(2,242)	(6,082)
Payables under securities lending transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Payables under securities lending transactions, Net amounts	[1]	4	3
Financial liabilities, Gross amounts recognized, Total	[1]	34,046	32,423
Financial liabilities, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial liabilities, Net amounts presented on the balance sheet, Total	[1],[2]	34,046	32,423
Financial liabilities, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[3],[4]	(32,326)	(31,370)
Financial liabilities, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[3]	(561)	(431)
Financial liabilities, Net amounts, Total	[1]	¥ 1,159	¥ 622

[1]	Amounts relating to master netting arrangements or similar agreements where the Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter ("OTC") and OTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.
[2]	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
[3]	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
[4]	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.